UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Energy Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (99.6%)

Air Transportation (0.1%)
* Offshore Logistics, Inc.	5,459	$171

Coal (1.8%)
Peabody Energy Corp.	21,064	1,006
CONSOL Energy, Inc.	15,195	727
Massey Energy Co.	13,230	535
Arch Coal, Inc.	10,848	526
Foundation Coal Holdings, Inc.	4,994	127

		2,921

Diversified Manufacturing (0.4%)
Ashland, Inc.	10,844	741

Energy Miscellaneous (3.3%)
Valero Energy Corp.	39,957	2,742
Sunoco, Inc.	11,823	1,213
Tesoro Petroleum Corp.	11,621	507
* Veritas DGC Inc.	7,536	203
Holly Corp.	4,998	191
Penn Virginia Corp.	4,539	187
* KFX, Inc.	12,506	165
* TETRA Technologies, Inc.	5,794	160
Crosstex Energy, Inc.	1,929	88
* Syntroleum Corp.	5,738	50

		5,506

Machinery-Oil Well Equipment & Service (15.7%)
Schlumberger Ltd.	90,436	6,183
Halliburton Co.	78,310	3,347
Baker Hughes, Inc.	52,494	2,425
* Nabors Industries, Inc.	24,051	1,325
BJ Services Co.	25,987	1,308
* National-Oilwell Varco Inc.	27,254	1,226
Noble Corp.	21,511	1,218
* Weatherford International Ltd.	21,924	1,153
Smith International, Inc.	17,177	1,009
Patterson-UTI Energy, Inc.	27,035	716
* Pride International, Inc.	27,023	609
* Cooper Cameron Corp.	9,340	552
* Grant Prideco, Inc.	21,551	518
Rowan Cos., Inc.	18,740	515
Helmerich & Payne, Inc.	9,353	388
* FMC Technologies Inc.	12,076	381
* Cal Dive International, Inc.	7,117	323
* Superior Energy Services, Inc.	14,668	230
* Hydrill Co.	4,123	214
* Oceaneering International, Inc.	5,732	209
* SEACOR Holdings Inc.	3,522	205
CARBO Ceramics Inc.	2,760	198
* Hanover Compressor Co.	17,540	183
* Global Industries Ltd.	20,429	175
* Core Laboratories NV	6,591	165
* Universal Compression Holdings, Inc.	4,803	164
* Oil States International, Inc.	7,000	162
* W-H Energy Services, Inc.	7,318	159
* Parker Drilling Co.	26,011	148
* Newpark Resources, Inc.	23,665	144
* Input/Output, Inc.	21,577	128
* Hornbeck Offshore Services, Inc.	4,117	102
RPC Inc.	6,809	101
* Dril-Quip, Inc.	3,432	94
Gulf Island Fabrication, Inc.	3,963	80

		26,057

Metal Fabricating (0.4%)
* Maverick Tube Corp.	8,860	268
* Lone Star Technologies, Inc.	4,779	198
* NS Group Inc.	4,090	118

		584

Miscellaneous Materials & Processing (0.2%)
USEC Inc.	18,425	252

Offshore Drilling (3.3%)
* Transocean Inc.	50,227	2,502
GlobalSantaFe Corp.	36,610	1,341
ENSCO International, Inc.	25,215	840
Diamond Offshore Drilling, Inc.	11,245	531
* Atwood Oceanics, Inc.	3,335	191

		5,405

Oil-Crude Producers (18.3%)
Devon Energy Corp.	70,647	3,243
Burlington Resources, Inc.	60,882	3,086
Apache Corp.	50,921	2,992
Anadarko Petroleum Corp.	38,487	2,913
EOG Resources, Inc.	37,426	1,867
XTO Energy, Inc.	52,455	1,632
Kerr-McGee Corp.	17,783	1,313
Noble Energy, Inc.	14,123	1,050
Pioneer Natural Resources Co.	23,496	943
Chesapeake Energy Corp.	42,269	865
* Newfield Exploration Co.	19,868	764
Premcor, Inc.	10,526	714
* Ultra Petroleum Corp.	25,666	698
Pogo Producing Co.	11,154	551
* Plains Exploration & Production Co.	13,428	410
* Forest Oil Corp.	9,928	395
Range Resources Corp.	14,845	343
* Denbury Resources, Inc.	10,677	341
* Cimarex Energy Co.	8,167	307
Vintage Petroleum, Inc.	11,073	306
Cabot Oil & Gas Corp.	9,677	303
* Unit Corp.	7,734	302
St. Mary Land & Exploration Co.	11,264	293
* Cheniere Energy, Inc.	9,819	288
* Houston Exploration Co.	5,644	288
* Quicksilver Resources, Inc.	5,444	284
* Todco	12,448	284
* Magnum Hunter Resources Inc.	17,940	277
Frontier Oil Corp.	5,281	258
* Grey Wolf, Inc.	37,494	246
* Encore Acquisition Co.	6,159	230
* Stone Energy Corp.	5,314	229
* Whiting Petroleum Corp.	6,481	224
* Swift Energy Co.	6,208	212
* Comstock Resources, Inc.	9,078	207
Berry Petroleum Class A	4,273	203
* Spinnaker Exploration Co.	6,388	196
* Energy Partners, Ltd.	7,718	176
* Remington Oil & Gas Corp.	5,522	171
* Harvest Natural Resources, Inc.	12,395	134
* Pioneer Drilling Company	9,573	134
* Petroleum Development Corp.	5,068	132
* Bill Barrett Corp.	4,004	122
* The Meridian Resource Corp.	26,652	121
* Endeavor International Corp.	31,293	103
Resource America, Inc.	2,631	89
* Atlas America, Inc.	2,805	88
* Warren Resources Inc.	6,464	57
* ATP Oil & Gas Corp.	2,589	55

		30,439

Oils-Integrated Domestic (14.9%)
ConocoPhillips Co.	161,806	17,449
Occidental Petroleum Corp.	60,891	4,452
Murphy Oil Corp.	13,337	1,304
Amerada Hess Corp.	13,308	1,236
* KCS Energy, Inc.	12,396	174
* Delta Petroleum Corp.	9,696	111

		24,726

Oils-Integrated International (37.2%)
ExxonMobil Corp.	585,530	32,907
Chevron Corp.	442,842	23,816
Marathon Oil Corp.	54,078	2,622
Unocal Corp.	41,221	2,349

		61,694

Services-Commercial (0.1%)
World Fuel Services Corp.	5,952	157

Shipping (0.6%)
OMI Corp.	17,214	333
Overseas Shipholding Group Inc.	5,283	323
General Maritime Corp.	5,008	209
* Gulfmark Offshore, Inc.	4,956	124

		989

Transportation Miscellaneous (0.2%)
Tidewater Inc.	10,788	373

Utilities-Gas Distribution (1.4%)
Kinder Morgan, Inc.	16,007	1,244
* Southwestern Energy Co.	6,503	454
Western Gas Resources, Inc.	10,318	331
* Kinder Morgan Management, LLC	7,395	330

		2,359

Utilities-Gas Pipelines (1.7%)
Williams Cos., Inc.	87,606	1,613
El Paso Corp.	105,005	1,086
* Enbridge Energy Management LLC	2,837	140

		2,839

TOTAL COMMON STOCKS
(Cost $159,403)		165,213

TEMPORARY CASH INVESTMENT (0.2%)

Vanguard Market Liquidity Fund, 3.018%**
(Cost $404)	404,347	404

TOTAL INVESTMENTS (99.8%)
(Cost $159,807)		165,617

OTHER ASSETS AND LIABILITIES-NET (0.2%)		253

NET ASSETS (100%)		$165,870

*Non-income-producing security. **Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $159,807,000. Net unrealized appreciation of investment securities for tax purposes was $5,810,000, consisting of unrealized gains of $7,651,000 on securities that had risen in value since their purchase and $1,841,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.